Other disclosures - Financial assets measured at other than fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Loans and advances - Credit institutions
Financial assets
Financial assets	94,978	123,883
Loans and advances - Customers
Financial assets
Financial assets	751,053	698,276
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	772,088	723,827
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	(21,035)	(25,551)	$ (21,970)	$ (21,516)
Debt instruments
Financial assets
Financial assets	513,568	573,046
Debt instruments | Impairment losses
Financial assets
Financial assets	(39)	(91)
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets, fair value	36,393	64,354
Financial assets	36,492	64,371
Financial assets at amortized cost category | Loans and advances - Credit institutions | Level 2
Financial assets
Financial assets, fair value	16,551	28,702
Financial assets at amortized cost category | Loans and advances - Credit institutions | Level 3
Financial assets
Financial assets, fair value	19,842	35,652
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets, fair value	738,837	742,318
Financial assets	736,997	687,432
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	758,025	712,983
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	(21,028)	(25,551)
Financial assets at amortized cost category | Loans and advances - Customers | Level 2
Financial assets
Financial assets, fair value	191	646
Financial assets at amortized cost category | Loans and advances - Customers | Level 3
Financial assets
Financial assets, fair value	738,646	741,672
Financial assets at amortized cost category | Debt instruments
Financial assets
Financial assets, fair value	11,619	11,454
Financial assets	11,619	11,453
Financial assets at amortized cost category | Debt instruments | Level 2
Financial assets
Financial assets, fair value	$ 11,619	$ 11,454